Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2019		2020		2021		2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(13,510)	(35,035)	(51,294)	(36,325)	(193,772)	(30,407)	(120,187)	(18,861)
Modification of Redeemable Convertible Preferred Shares	(2,779)	(7,207)	—	—	—	—	—	—
Accretion to redemption value of Redeemable Convertible Preferred Shares	(4,804)	(12,458)	—	—	—	—	—	—

Net loss attributable to ordinary shareholders	(21,093)	(54,700)	(51,294)	(36,325)	(193,772)	(30,407)	(120,187)	(18,861)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	17,014	44,122	64,143	45,420	69,733	69,733	43,252	43,252

Loss per share – basic and diluted	(1.24)	(1.24)	(0.80)	(0.80)	(2.78)	(0.44)	(2.78)	(0.44)